Offerings - Offering: 1	Feb. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $2.50 per share
Amount Registered | shares	1,530,000
Proposed Maximum Offering Price per Unit	69.72
Maximum Aggregate Offering Price	$ 106,671,600
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,331.42
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock that become issuable under the Xcel Energy Inc. 401(k) Savings Plan (the “401(k) Plan”) by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of shares of outstanding common stock. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein.
(2)Represents shares of common stock registered pursuant to the 2024 Plan.
(3)Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of $69.72, the average of the high and low price of the Company’s common stock on February 21, 2025, as reported on the Nasdaq Global Select Market, which is within five business days prior to filing this registration statement.